CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2016
CONCENTRATION OF RISKS [Abstract]
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, time deposits and accounts receivable. As of December 31, 2016, substantially all of the Group’s cash and cash equivalents and time deposits were deposited in financial institutions located in the PRC, Hong Kong and USA, which management believes are of high credit quality. Accounts receivable are typically unsecured and are derived from commission earned from lottery administration centers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its lottery administration centers and its ongoing monitoring of outstanding balances.

Concentration of suppliers

Approximately 79.1%, 85.1% and nil of total Service Fees were derived from three lottery administration centers for the years ended December 31, 2014, 2015 and 2016, respectively. The Service Fees received from the respective lottery administration centers represent net revenues recognized before the reduction of: (i) incentives paid to end users, (ii) the residual amount of lottery pool contributed by the Group and (iii) the cost of additional prize money to be shared between the lottery administration centers and the Group. The significance of the Service Fees received from the three lottery administration centers are as follows:

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Lottery administration center A	260,096	48,277	-	-
Lottery administration center B	198,549	36,552	-	-
Lottery administration center C	121,628	11,245	-	-

Concentration of serviced lottery products

Approximately 93.2%, 97.4% and nil of total Service Fees were derived from five lottery products for the years ended December 31, 2014, 2015 and 2016, respectively.

Current vulnerability due to certain other concentrations

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 30 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

In October 2012, the Group was notified by China Sports Lottery Administration Center that the Group was one of the two entities that had been approved by the Ministry of Finance (“MOF”) to conduct online sales of sports lottery products in PRC on behalf of China Sports Lottery Administration Center. In particular, such approval mandated that the China Sports Lottery Administration Center use its best effort to develop an online lottery sales management system as part of a pilot program for online lottery sales in PRC, and once such a management system is finished, the China Sports Lottery Administration Center should apply again for approval from the MOF for official commencement of online lottery sales in the PRC. However, since the operation of online sports lottery sales services by China Sports Lottery Administration Center itself is in a pilot phase and is subject to further approval by the MOF, the Group’s operation of online sales of sports lottery products may be subject to suspension if China Sports Lottery Administration Center fails to obtain such further approval from the MOF.

On January 15, 2015, the MOF, the Ministry of Civil Affairs and the General Administration of Sports of the People’s Republic of China jointly promulgated the Notice on Issues related to the Self-Inspection and Self-Remedy of Unauthorized Online Lottery Sales (the “Self-Inspection Notice”), as a further step to regulate the lottery market in PRC and sanction unauthorized online lottery sales. On February 28, 2015, all sports lottery administration centers temporarily suspended online purchase orders for lottery products in response to the Self-Inspection Notice.

On April 3, 2015, eight competent government authorities, namely, the MOF, the Ministry of Public Security, the State Administration for Industry and Commerce, the Ministry of Industry and Information Technology, Ministry of Civil Affairs, People’s Bank of China, the General Administration of Sports of China and China Banking Regulatory Commission, jointly released a public bulletin with regard to online lottery sales in China, or Bulletin 18. Bulletin 18 mandates, among other things, that (i) all institutions, online entities, or individuals which provide unauthorized online lottery sales services, either directly or through agents, shall immediately cease such services and all provincial governmental authorities of finance, civil affairs and sports shall investigate and sanction unauthorized online lottery sales in their respective jurisdictions according to relevant laws and regulations; and (ii) lottery issuance authorities that plan to sell lottery products online are required to obtain a consent from the Ministry of Civil Affairs or the General Administration of Sports of China in order to submit an application for written approval by the MOF.

Although the Group is one of the two entities that had been approved by the MOF to conduct online sales of sports lottery products in PRC on behalf of China Sports Lottery Administration Center, the Group decided to voluntarily and temporarily suspend all of its lottery sales services on April 4, 2015. As of December 31, 2016, the online lottery sales business is still not recovered. On the basis of the current level of cash and cash equivalents, time deposits, short-term investments and management forecasts, management believes the risk of not meeting its current obligations is low, and therefore the Group will be able to continue its operations for the foreseeable future.

The Group transacts the majority of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.